M. Share-Based Compensation (Details-Option Activity) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Number of Shares
Outstanding, beginning balance	419,000	377,000	288,000
Granted	1,099,000	88,000	124,000
Exercised	(29,000)	(1,000)	(3,000)
Forfeited	(16,000)	(19,000)	(25,000)
Expired	(5,000)	(26,000)	(7,000)
Outstanding, ending balance	1,468,000	419,000	377,000
Exericsable, ending balance	275,000
Vested and expected to vest	1,325,000
Weighted Average Exercise Price
Outstanding, beginning balance	$ 5.936	$ 5.877	$ 5.838
Granted	$ 9.214	$ 6.000	$ 6.000
Exercised	$ 5.875	$ 6.291	$ 6.000
Forfeited	$ 7.099	$ 6.000	$ 6.000
Expired	$ 5.986	$ 5.301	$ 5.973
Outstanding, ending balance	$ 8.379	$ 5.936	$ 5.877
Exericsable, ending balance	$ 5.915
Vested and expected to vest	$ 8.287